UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09013

Eaton Vance Senior Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Annual Report June 30, 2005

EATON VANCE
SENIOR
INCOME
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Senior Income Trust as of June 30, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Trust

Performance for the Period ended June 30, 2005

•      Based on its June 2005 monthly dividend payment of $0.041 and a closing share price of $8.04, Eaton Vance Senior Income Trust, a closed-end fund traded on the New York Stock Exchange (the “Trust”), had a market yield of 6.12%.(1)

•      Based on share price (traded on the New York Stock Exchange), the Trust had a total return of -10.42% for the year ended June 30, 2005.  That return was the result of a decrease in share price from $9.46 on June 30, 2004 to $8.04 on June 30, 2005 and the reinvestment of $0.456 in regular monthly dividends.(2)

•      Based on net asset value, the Trust had a total return of 5.16% for the year ended June 30, 2005. That return was the result of a decrease in net asset value per share from $8.78 on June 30, 2004 to $8.76 on June 30, 2005, and the reinvestment of all distributions.(2)

•      For performance comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of 4.33% for the year ended June 30, 2005.(3)

Management Discussion

•      The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital, by investing primarily in senior, secured loans.

•      The Trust’s investments in senior floating-rate loans represented 373 borrowers at June 30, 2005 and reflected a continued effort at diversification. The Trust’s average loan size was just 0.23% of loan assets, and no industry constituted more than 7% of the Trust’s total loan investments. Building and development (which includes companies that manage/own apartments, shopping malls and commercial office buildings, among others), health care, cable and satellite telvision, leisure goods/activities/movies and publishing were the Trust’s largest sector weightings.*

•      Credit conditions remained relatively strong during the period, as companies in the Trust generally produced sufficient cash flow to meet debt service requirements. No specific sectors significantly underperformed within the Trust’s portfolio. At this point in the credit cycle, we currently expect to maintain a relatively high quality portfolio, especially given the heightened liquidity and general loosening of credit standards.

•      Supply-and-demand factors for the loan asset class varied during the period, resulting in a small downward movement in the Trust’s NAV per share. Demand exceeded supply in the first quarter of 2005, but waned slightly in the second quarter, as certain crossover investors sold loans to take advantage of wider spreads in the high-yield bond market. At the end of the period, with the loan supply having steadied, technical factors appeared to be more balanced.

•      Due to tight credit spreads in the high-yield bond market in the fall of 2004, the Trust continued to limit its exposure. As a percentage of each of net assets and total investments, high-yield bonds represented 16.5 and 9.7%, respectively, at June 30, 2005. A relatively low weighting limited potential NAV volatility when high-yield spreads widened in the first quarter of 2005.

•      At June 30, 2005, the Trust had leverage in the amount of approximately 42% of the Trust’s total assets. The Trust employs leverage through the issuance of Auction Preferred Shares (APS) and participation in a commercial paper program. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases in cost of the Trust’s leverage may be offset by increased income from the Trust’s senior loan investments.

*      Holdings and industry weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

(1)  The Trust’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(2)  Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares and its participation in a commercial paper program.

(3)  It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans comprising the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage, such as the issuance of Auction Preferred Shares.

(4)  In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Eaton Vance Senior Income Trust as of June 30, 2005

PERFORMANCE

Performance (1)

Average Annual Total Return (by share price, NYSE)
One Year	-10.42%
Five Years	4.04
Life of Fund (10/30/98)	4.07

Average Annual Total Return (at net asset value)
One Year	5.16%
Five Years	4.75
Life of Fund (10/30/98)	5.45

(1)  Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares and its participation in a commercial paper program. In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Diversification by Industries (2)

Building & Development	7.1%
Healthcare	5.9
Telecommunications	5.5
Cable & Satellite Television	5.5
Publishing	4.8
Leisure Goods/Activities/Movies	4.5
Automotive	4.4
Chemicals & Plastics	4.4
Oil & Gas	4.3
Radio & Television	4.3
Containers & Glass Products	4.2
Lodging & Casinos	3.9
Retailers	3.1
Electronics/Electrical	3.1
Food Products	2.8
Business Equip. & Services	2.2
Utilities	2.2
Financial Intermediaries	2.2
Conglomerates	2.0
Food/Drug Retailers	1.9
Insurance	1.8
Food Service	1.8%
Home Furnishings	1.8
Industrial Equipment	1.7
Nonferrous Metals/Minerals	1.6
Ecological Services & Equip.	1.5
Forest Products	1.4
Beverage & Tobacco	1.3
Aerospace & Defense	1.0
Equipment Leasing	0.7
Air Transport	0.6
Clothing/Textiles	0.6
Drugs	0.6
Surface Transport	0.5
Cosmetics/Toiletries	0.5
Rail Industries	0.2
Farming/Agriculture	0.1
Semiconductors	0.1
Entertainment	0.1
Consumer Products	0.0
All others	0.2

(2)   Reflects the Trust’s total investments as of June 30, 2005. Industries are shown as a percentage of the Trust’s total investments. Statistics may not be representative of current or future investments and may change due to active management.

Diversification(3)

By investment type

(3)   Reflects the Trust’s investments as of June 30, 2005. Investment types are shown as a percentage of the Trust’s total investments. Statistics may not be representative of current or future investments and may change due to active management.

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS

Senior Floating Rate Interests - 147.2%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense - 1.7%
Alliant Tech Systems, Inc.
$341,250	Term Loan, 4.66%, Maturing March 31, 2009	$342,316
Hexcel Corp.
234,333	Term Loan, 4.91%, Maturing March 1, 2012	236,494
K&F Industries, Inc.
381,900	Term Loan, 5.77%, Maturing November 18, 2012	387,117
Standard Aero Holdings, Inc.
1,153,046	Term Loan, 5.68%, Maturing August 24, 2012	1,170,342
Transdigm, Inc.
1,975,000	Term Loan, 5.44%, Maturing July 22, 2010	1,999,071
Vought Aircraft Industries, Inc.
1,129,659	Term Loan, 5.83%, Maturing December 22, 2011	1,147,169
		$5,282,509
Air Transport - 0.6%
United Airlines, Inc.
$1,983,727	DIP Loan, 9.75%, Maturing December 31, 2005	$1,998,605
		$1,998,605
Automotive - 7.0%
Accuride Corp.
$1,301,539	Term Loan, 5.65%, Maturing January 31, 2012	$1,306,094
Affina Group, Inc.
333,325	Term Loan, 5.44%, Maturing November 30, 2011	333,742
Collins & Aikman Products Co.
980,597	Term Loan, 7.94%, Maturing August 31, 2011(2)	739,908
CSA Acquisition Corp.
123,960	Term Loan, 5.50%, Maturing December 23, 2011	124,038
199,415	Term Loan, 5.50%, Maturing December 23, 2011	199,539
Dayco Products, LLC
1,386,000	Term Loan, 6.43%, Maturing June 23, 2011	1,395,963
Exide Technologies
474,826	Term Loan, 6.81%, Maturing May 5, 2010	460,581
474,826	Term Loan, 8.56%, Maturing May 5, 2010	474,826
Federal-Mogul Corp.
750,000	Term Loan, 5.58%, Maturing December 31, 2005	670,469
1,500,000	Term Loan, 5.99%, Maturing December 31, 2005	1,346,250
763,183	Term Loan, 7.08%, Maturing December 31, 2005	765,091
Goodyear Tire & Rubber Co.
470,000	Term Loan, 4.67%, Maturing April 30, 2010	471,930
1,580,000	Term Loan, 5.89%, Maturing April 30, 2010	1,580,423
500,000	Term Loan, 6.64%, Maturing March 1, 2011	490,804

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
HLI Operating Co., Inc.
$1,778,118	Term Loan, 6.57%, Maturing June 3, 2009	$1,795,899
350,000	Term Loan, 8.92%, Maturing June 3, 2010	351,094
Key Automotive Group
928,104	Term Loan, 6.20%, Maturing June 29, 2010	924,623
Metaldyne Corp.
815,510	Term Loan, 7.62%, Maturing December 31, 2009	785,608
Plastech Engineered Products, Inc.
474,138	Term Loan, 8.24%, Maturing March 31, 2010	442,371
R.J. Tower Corp.
1,175,000	DIP Loan, 6.63%, Maturing February 2, 2007	1,185,526
Tenneco Automotive, Inc.
1,194,224	Term Loan, 5.36%, Maturing December 12, 2010	1,210,645
TI Automotive, Ltd.
648,527	Term Loan, 6.91%, Maturing June 30, 2011	634,746
Trimas Corp.
2,143,837	Term Loan, 6.90%, Maturing December 31, 2009	2,156,342
TRW Automotive, Inc.
1,578,841	Term Loan, 4.38%, Maturing June 30, 2012	1,586,594
United Components, Inc.
844,358	Term Loan, 5.75%, Maturing June 30, 2010	857,288
		$22,290,394
Beverage and Tobacco - 2.1%
Alliance One International, Inc.
$423,938	Term Loan, 6.73%, Maturing May 13, 2010	$431,356
Constellation Brands, Inc.
2,234,942	Term Loan, 5.15%, Maturing November 30, 2011	2,259,463
Culligan International Co.
850,000	Term Loan, 5.71%, Maturing September 30, 2011	860,094
DS Waters, L.P.
306,354	Term Loan, 7.83%, Maturing November 7, 2009	297,068
National Dairy Holdings, L.P.
159,600	Term Loan, 5.33%, Maturing March 15, 2012	161,595
Southern Wine & Spirits of America
2,427,744	Term Loan, 4.99%, Maturing May 31, 2012	2,444,435
Sunny Delight Beverages Co.
364,412	Term Loan, 7.54%, Maturing August 20, 2010	367,145
		$6,821,156
Building and Development - 11.8%
AIMCO Properties, L.P.
$700,000	Term Loan, 5.16%, Maturing November 2, 2009	$706,125
2,350,000	Term Loan, 5.21%, Maturing November 2, 2009	2,379,375

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Biomed Realty, L.P.
$1,640,000	Term Loan, 5.36%, Maturing May 31, 2010	$1,642,050
Custom Building Products, Inc.
408,975	Term Loan, 5.74%, Maturing October 29, 2011	411,275
DMB/CHII, LLC
413,201	Term Loan, 5.68%, Maturing March 3, 2007	414,234
Formica Corp.
64,643	Term Loan, 8.26%, Maturing June 10, 2010	64,966
156,649	Term Loan, 8.27%, Maturing June 10, 2010	157,433
80,111	Term Loan, 8.27%, Maturing June 10, 2010	80,511
229,192	Term Loan, 8.28%, Maturing June 10, 2010	230,338
FT-FIN Acquisition, LLC
686,462	Term Loan, 7.63%, Maturing November 17, 2007	688,178
General Growth Properties, Inc.
4,702,615	Term Loan, 5.33%, Maturing November 12, 2008	4,742,408
Hovstone Holdings, LLC
655,000	Term Loan, 5.45%, Maturing February 28, 2009	656,638
Landsource Communities, LLC
1,502,000	Term Loan, 5.75%, Maturing March 31, 2010	1,509,980
LNR Property Corp.
2,288,230	Term Loan, 6.21%, Maturing February 3, 2008	2,297,424
1,000,000	Term Loan, 6.21%, Maturing February 3, 2008(3)	999,375
LNR Property Holdings
500,000	Term Loan, 7.71%, Maturing February 3, 2008	500,938
MAAX Corp.
435,600	Term Loan, 5.86%, Maturing June 4, 2011	437,778
Mueller Group, Inc.
1,177,862	Term Loan, 6.05%, Maturing April 25, 2011	1,188,169
Newkirk Master, L.P.
1,124,032	Term Loan, 7.60%, Maturing November 24, 2006	1,131,760
Newkirk Tender Holdings, LLC
911,305	Term Loan, 7.83%, Maturing May 25, 2006	913,583
944,444	Term Loan, 9.12%, Maturing May 25, 2006	946,806
Nortek, Inc.
942,875	Term Loan, 5.92%, Maturing August 27, 2011	948,964
Panolam Industries Holdings, Inc.
507,747	Term Loan, 6.38%, Maturing December 3, 2010	514,729
641,167	Term Loan, 10.63%, Maturing June 3, 2011	657,196
Ply Gem Industries, Inc.
374,533	Term Loan, 5.60%, Maturing February 12, 2011	375,470
96,087	Term Loan, 6.16%, Maturing February 12, 2011	96,327
653,898	Term Loan, 6.16%, Maturing February 12, 2011	655,533
South Edge, LLC
328,125	Term Loan, 5.31%, Maturing October 31, 2007	329,355
421,875	Term Loan, 5.56%, Maturing October 31, 2009	425,830

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Stile Acquisition Corp.
$735,030	Term Loan, 5.22%, Maturing April 6, 2013	$734,826
Stile U.S. Acquisition Corp.
736,282	Term Loan, 5.22%, Maturing April 6, 2013	736,078
Sugarloaf Mills, L.P.
1,000,000	Term Loan, 5.05%, Maturing April 7, 2007	1,005,000
1,200,000	Term Loan, 6.18%, Maturing April 7, 2007	1,200,000
The Macerich Partnership, L.P.
745,000	Term Loan, 4.89%, Maturing July 30, 2007	745,000
650,000	Term Loan, 4.82%, Maturing April 25, 2010	649,188
The Woodlands Community Property Co.
1,304,000	Term Loan, 5.37%, Maturing November 30, 2007	1,312,150
923,000	Term Loan, 7.37%, Maturing November 30, 2007	936,845
Tousa/Kolter, LLC
1,110,000	Term Loan, 5.78%, Maturing January 7, 2008(3)	1,115,550
Tower Financing, LLC
1,500,000	Term Loan, 6.69%, Maturing April 8, 2008	1,501,875
Trustreet Properties, Inc.
465,000	Term Loan, 5.18%, Maturing April 8, 2010	468,778
Whitehall Street Real Estate, L.P.
1,268,265	Term Loan, 7.08%, Maturing September 11, 2006(4)	1,288,684
		$37,796,722
Business Equipment and Services - 3.6%
Allied Security Holdings, LLC
$832,514	Term Loan, 7.24%, Maturing June 30, 2010	$846,042
Baker & Taylor, Inc.
1,700,000	Term Loan, 10.16%, Maturing May 6, 2011	1,717,000
DynCorp International, LLC
655,000	Term Loan, 6.06%, Maturing February 11, 2011	662,369
Global Imaging Systems, Inc.
486,350	Term Loan, 4.92%, Maturing May 10, 2010	489,846
Info USA, Inc.
367,625	Term Loan, 6.24%, Maturing June 9, 2010	368,544
Iron Mountain, Inc.
3,999,989	Term Loan, 5.13%, Maturing April 2, 2011	4,031,489
Mitchell International, Inc.
423,168	Term Loan, 6.24%, Maturing August 13, 2011	430,044
744,997	Term Loan, 9.34%, Maturing August 15, 2012	765,484
Protection One, Inc.
498,200	Term Loan, 6.29%, Maturing April 18, 2011	504,428
Quintiles Transnational Corp.
748,304	Term Loan, 4.84%, Maturing September 25, 2009	752,513
Transaction Network Services, Inc.
608,475	Term Loan, 5.41%, Maturing May 4, 2012	609,996

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Western Inventory Services
$275,000	Term Loan, 10.23%, Maturing October 14, 2011	$277,063
		$11,454,818
Cable and Satellite Television - 8.8%
Adelphia Communications Corp.
$1,816,952	DIP Loan, 5.38%, Maturing March 31, 2006	$1,824,049
Atlantic Broadband Finance, LLC
1,494,183	Term Loan, 6.11%, Maturing September 1, 2011	1,505,389
Bragg Communication, Inc.
555,845	Term Loan, 5.82%, Maturing August 31, 2011	562,446
Bresnan Communications, LLC
500,000	Term Loan, 7.05%, Maturing September 30, 2009	507,344
1,000,000	Term Loan, 6.67%, Maturing September 30, 2010	1,014,000
Canadian Cable Acquisition Co., Inc.
999,900	Term Loan, 6.49%, Maturing July 30, 2011	1,009,587
Cebridge Connections, Inc.
757,350	Term Loan, 6.58%, Maturing February 23, 2009	759,717
790,000	Term Loan, 9.25%, Maturing February 23, 2010	788,025
Charter Communications Operating, LLC
7,172,538	Term Loan, 6.44%, Maturing April 27, 2011	7,136,998
Insight Midwest Holdings, LLC
1,970,000	Term Loan, 6.13%, Maturing December 31, 2009	1,992,779
1,477,500	Term Loan, 6.13%, Maturing December 31, 2009	1,494,584
MCC Iowa, LLC
841,516	Term Loan, 5.25%, Maturing February 3, 2014	848,470
Mediacom Illinois, LLC
1,990,000	Term Loan, 5.32%, Maturing March 31, 2013	2,012,543
NTL, Inc.
1,750,000	Term Loan, 6.41%, Maturing April 13, 2012	1,760,574
Rainbow National Services, LLC
1,484,958	Term Loan, 6.13%, Maturing March 31, 2012	1,500,550
UGS Corp.
1,528,154	Term Loan, 5.33%, Maturing March 31, 2012	1,545,346
UPC Broadband Holdings B.V.
1,780,000	Term Loan, 5.75%, Maturing September 30, 2012	1,781,607
		$28,044,008
Chemicals and Plastics - 6.6%
Brenntag AG
$1,275,000	Term Loan, 5.88%, Maturing December 9, 2011	$1,291,416
Carmeuse Lime, Inc.
325,000	Term Loan, 5.13%, Maturing May 2, 2011	327,438

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Hercules, Inc.
$493,750	Term Loan, 4.89%, Maturing October 8, 2010	$499,181
Hexion Specialty Chemicals, Inc.
90,000	Term Loan, 2.50%, Maturing May 31, 2012	91,125
378,000	Term Loan, 5.88%, Maturing May 31, 2012	382,725
522,000	Term Loan, 5.88%, Maturing May 31, 2012	528,525
Huntsman International, LLC
1,915,053	Term Loan, 5.56%, Maturing December 31, 2010	1,924,927
Huntsman, LLC
1,116,084	Term Loan, 6.34%, Maturing March 31, 2010	1,122,536
Innophos, Inc.
495,985	Term Loan, 5.48%, Maturing August 13, 2010	499,912
Invista B.V.
2,018,648	Term Loan, 5.75%, Maturing April 29, 2011	2,051,031
875,818	Term Loan, 5.75%, Maturing April 29, 2011	889,868
ISP Chemco, Inc.
691,250	Term Loan, 5.20%, Maturing March 27, 2011	700,323
Kraton Polymer, LLC
1,471,566	Term Loan, 6.28%, Maturing December 23, 2010	1,495,479
Mosaic Co.
768,075	Term Loan, 5.00%, Maturing February 21, 2012	775,156
Nalco Co.
3,329,426	Term Loan, 5.39%, Maturing November 4, 2010	3,385,610
Niagara Acquisition, Inc.
264,338	Term Loan, 5.50%, Maturing February 11, 2012	266,816
Rockwood Specialties Group, Inc.
2,335,000	Term Loan, 5.43%, Maturing December 10, 2012	2,370,756
Solo Cup Co.
1,353,433	Term Loan, 5.40%, Maturing February 27, 2011	1,367,306
Wellman, Inc.
900,000	Term Loan, 7.21%, Maturing February 10, 2009	920,625
Westlake Chemical Corp.
40,000	Term Loan, 5.70%, Maturing July 31, 2010	40,400
		$20,931,155
Clothing / Textiles - 0.6%
Propex Fabrics, Inc.
$185,250	Term Loan, 5.74%, Maturing December 31, 2011	$185,713
SI Corp.
853,550	Term Loan, 7.49%, Maturing December 9, 2009	859,952
St. John Knits International, Inc.
927,675	Term Loan, 6.00%, Maturing March 23, 2012	938,691
		$1,984,356

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Conglomerates - 3.2%
Amsted Industries, Inc.
$2,142,586	Term Loan, 5.72%, Maturing October 15, 2010	$2,169,369
Blount, Inc.
713,068	Term Loan, 5.87%, Maturing August 9, 2010	721,387
Gentek, Inc.
314,212	Term Loan, 5.97%, Maturing February 25, 2011	314,802
430,000	Term Loan, 8.89%, Maturing February 25, 2012	401,620
Goodman Global Holdings, Inc.
641,775	Term Loan, 5.50%, Maturing December 23, 2011	649,797
Johnson Diversey, Inc.
630,000	Term Loan, 4.61%, Maturing November 30, 2009	635,513
1,189,445	Term Loan, 4.87%, Maturing November 30, 2009	1,201,712
Polymer Group, Inc.
1,170,159	Term Loan, 6.73%, Maturing April 27, 2010	1,188,200
1,250,000	Term Loan, 9.34%, Maturing April 27, 2011	1,277,604
PP Acquisition Corp.
1,668,750	Term Loan, 5.58%, Maturing November 12, 2011	1,679,180
		$10,239,184
Containers and Glass Products - 6.8%
Berry Plastics Corp.
$2,139,317	Term Loan, 5.60%, Maturing June 30, 2010	$2,174,348
BWAY Corp.
325,500	Term Loan, 5.50%, Maturing June 30, 2011	330,230
Celanese Holdings, LLC
270,000	Term Loan, 0.00%, Maturing April 6, 2011(3)	272,363
2,129,872	Term Loan, 5.74%, Maturing April 6, 2011	2,162,152
Consolidated Container Holding, LLC
643,500	Term Loan, 6.69%, Maturing December 15, 2008	651,946
Dr. Pepper/Seven Up Bottling Group, Inc.
1,321,377	Term Loan, 5.33%, Maturing December 19, 2010	1,339,215
Graham Packaging Holdings Co.
2,288,500	Term Loan, 5.76%, Maturing October 7, 2011	2,324,020
1,000,000	Term Loan, 7.75%, Maturing April 7, 2012	1,030,000
Graphic Packaging International, Inc.
5,062,742	Term Loan, 5.51%, Maturing August 8, 2009	5,146,065
IPG (US), Inc.
367,225	Term Loan, 5.49%, Maturing July 28, 2011	372,733
Kranson Industries, Inc.
495,000	Term Loan, 6.24%, Maturing July 30, 2011	501,188
Owens-Illinois, Inc.
486,733	Term Loan, 4.92%, Maturing April 1, 2007	489,978
394,214	Term Loan, 5.02%, Maturing April 1, 2007	397,664
Smurfit-Stone Container Corp.
315,687	Term Loan, 3.09%, Maturing November 1, 2010	320,357

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
$799,911	Term Loan, 5.29%, Maturing November 1, 2011	$811,510
2,516,603	Term Loan, 5.42%, Maturing November 1, 2011	2,553,093
U.S. Can Corp.
987,500	Term Loan, 6.94%, Maturing January 15, 2010	992,438
		$21,869,300
Cosmetics / Toiletries - 0.8%
American Safety Razor Co.
$997,500	Term Loan, 6.01%, Maturing February 28, 2012	$1,004,981
Prestige Brands, Inc.
888,750	Term Loan, 5.38%, Maturing April 7, 2011	899,119
Revlon Consumer Products Corp.
721,875	Term Loan, 9.25%, Maturing July 9, 2010	747,367
		$2,651,467
Drugs - 0.9%
Warner Chilcott Corp.
$1,870,583	Term Loan, 5.98%, Maturing January 18, 2012	$1,877,431
753,754	Term Loan, 6.01%, Maturing January 18, 2012	756,513
348,213	Term Loan, 6.01%, Maturing January 18, 2012	349,488
		$2,983,432
Ecological Services and Equipment - 2.3%
Alderwoods Group, Inc.
$345,610	Term Loan, 5.28%, Maturing September 29, 2009	$350,254
Allied Waste Industries, Inc.
993,341	Term Loan, 4.87%, Maturing January 15, 2010	996,928
2,602,490	Term Loan, 5.37%, Maturing January 15, 2012	2,611,362
Envirocare of Utah, LLC
840,000	Term Loan, 6.11%, Maturing April 15, 2010	846,650
Environmental Systems Products Holdings, Inc.
1,178,581	Term Loan, 6.92%, Maturing December 12, 2008	1,201,416
IESI Corp.
441,176	Term Loan, 5.18%, Maturing January 20, 2012	445,036
Sensus Metering Systems, Inc.
771,939	Term Loan, 5.54%, Maturing December 17, 2010	781,266
115,791	Term Loan, 5.54%, Maturing December 17, 2010	117,190
		$7,350,102
Electronics / Electrical - 5.2%
AMI Semiconductor, Inc.
$633,413	Term Loan, 4.83%, Maturing April 1, 2012	$637,371
Cellnet Technology, Inc.
315,000	Term Loan, 4.50%, Maturing April 26, 2012	314,213

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Communications & Power, Inc.
$444,444	Term Loan, 5.38%, Maturing July 23, 2010	$451,389
Enersys Capital, Inc.
990,000	Term Loan, 5.34%, Maturing March 17, 2011	1,003,922
Fairchild Semiconductor Corp.
1,470,127	Term Loan, 5.35%, Maturing December 31, 2010	1,486,666
661,666	Term Loan, 5.35%, Maturing December 31, 2010	672,418
Invensys International Holdings Limited
2,307,398	Term Loan, 6.88%, Maturing September 4, 2009	2,347,777
Memec Group, Ltd.
500,000	Term Loan, 5.63%, Maturing June 2, 2009	500,000
1,000,000	Term Loan, 11.19%, Maturing June 15, 2010	1,008,125
Panavision, Inc.
1,043,160	Term Loan, 9.64%, Maturing January 12, 2007	1,067,284
Rayovac Corp.
2,922,675	Term Loan, 5.21%, Maturing February 7, 2012	2,959,816
Security Co., Inc.
495,000	Term Loan, 7.50%, Maturing June 30, 2010	499,331
500,000	Term Loan, 10.31%, Maturing June 30, 2011	506,875
Telcordia Technologies, Inc.
1,560,000	Term Loan, 6.07%, Maturing September 15, 2012	1,538,550
United Online, Inc.
422,222	Term Loan, 5.94%, Maturing December 13, 2008	424,333
Vertafore, Inc.
259,304	Term Loan, 6.05%, Maturing December 22, 2010	260,925
500,000	Term Loan, 9.51%, Maturing December 22, 2011	507,500
Viasystems, Inc.
496,253	Term Loan, 7.64%, Maturing September 30, 2009	501,423
		$16,687,918
Equipment Leasing - 1.1%
Ashtead Group, PLC
$1,000,000	Term Loan, 5.56%, Maturing November 12, 2009	$1,010,625
Maxim Crane Works, L.P.
868,274	Term Loan, 6.18%, Maturing January 28, 2010	884,554
510,000	Term Loan, 8.94%, Maturing January 28, 2012	531,675
United Rentals, Inc.
166,667	Term Loan, 2.25%, Maturing February 14, 2011	169,063
822,917	Term Loan, 5.57%, Maturing February 14, 2011	834,540
		$3,430,457
Farming / Agriculture - 0.3%
Central Garden & Pet Co.
$784,757	Term Loan, 5.03%, Maturing May 15, 2009	$794,566
		$794,566

Principal Amount	Borrower/Tranche Description	Value
Financial Intermediaries - 1.9%
Coinstar, Inc.
$310,210	Term Loan, 5.13%, Maturing July 7, 2011	$314,864
Corrections Corp. of America
507,818	Term Loan, 4.91%, Maturing March 31, 2008	512,896
Fidelity National Information Solutions, Inc.
3,367,125	Term Loan, 4.96%, Maturing March 9, 2013	3,357,478
Refco Group Ltd., LLC
1,875,650	Term Loan, 5.31%, Maturing February 6, 2012	1,883,036
		$6,068,274
Food Products - 4.1%
Acosta Sales Co., Inc.
$521,063	Term Loan, 5.29%, Maturing August 13, 2010	$527,739
American Seafoods Holdings, LLC
135,773	Term Loan, 6.49%, Maturing September 30, 2007	136,027
738,550	Term Loan, 6.74%, Maturing March 31, 2009	743,859
Atkins Nutritional, Inc.
406,606	Term Loan, 8.25%, Maturing November 26, 2009(2)	232,782
Del Monte Corp.
450,000	Term Loan, 4.69%, Maturing February 8, 2012	455,400
Doane Pet Care Co.
1,071,900	Term Loan, 7.41%, Maturing November 5, 2009	1,094,008
Dole Food Company, Inc.
586,094	Term Loan, 4.93%, Maturing April 18, 2012	591,039
Herbalife International, Inc.
250,100	Term Loan, 4.66%, Maturing December 21, 2010	250,725
Interstate Brands Corp.
485,000	Term Loan, 7.26%, Maturing July 19, 2007	473,936
901,793	Term Loan, 7.46%, Maturing July 19, 2007	881,954
Merisant Co.
1,466,832	Term Loan, 6.44%, Maturing January 11, 2010	1,455,830
Michael Foods, Inc.
912,752	Term Loan, 5.13%, Maturing November 21, 2010	928,154
1,000,000	Term Loan, 6.59%, Maturing November 21, 2011	1,023,125
Pinnacle Foods Holdings Corp.
3,208,756	Term Loan, 6.35%, Maturing November 25, 2010	3,228,310
Reddy Ice Group, Inc.
954,722	Term Loan, 5.84%, Maturing August 15, 2009	960,391
		$12,983,279
Food Service - 3.1%
AFC Enterprises, Inc.
$915,000	Term Loan, 5.75%, Maturing May 11, 2011	$917,288
Buffets, Inc.
209,091	Term Loan, 6.78%, Maturing June 28, 2009	211,443

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Service (continued)
$1,020,465	Term Loan, 7.16%, Maturing June 28, 2009	$1,030,669
Carrols Corp.
791,025	Term Loan, 6.00%, Maturing December 31, 2010	800,583
CKE Restaurants, Inc.
240,303	Term Loan, 5.25%, Maturing May 1, 2010	243,307
Denny's, Inc.
1,243,756	Term Loan, 6.57%, Maturing September 21, 2009	1,277,959
Domino's, Inc.
3,136,341	Term Loan, 5.25%, Maturing June 25, 2010	3,182,407
Jack in the Box, Inc.
740,625	Term Loan, 4.79%, Maturing January 8, 2011	748,031
Maine Beverage Co., LLC
441,964	Term Loan, 5.24%, Maturing March 31, 2013	440,859
Ruth's Chris Steak House, Inc.
413,619	Term Loan, 6.25%, Maturing March 11, 2011	414,653
Weight Watchers International, Inc.
496,250	Term Loan, 4.65%, Maturing March 31, 2010	502,143
		$9,769,342
Food / Drug Retailers - 3.2%
Cumberland Farms, Inc.
$2,318,933	Term Loan, 5.06%, Maturing September 8, 2008	$2,331,977
General Nutrition Centers, Inc.
837,907	Term Loan, 6.42%, Maturing December 7, 2009	847,334
Giant Eagle, Inc.
2,826,647	Term Loan, 5.16%, Maturing August 6, 2009	2,862,865
Roundy's, Inc.
1,184,447	Term Loan, 5.27%, Maturing September 30, 2009	1,196,292
The Jean Coutu Group (PJC), Inc.
1,911,806	Term Loan, 5.50%, Maturing July 30, 2011	1,941,380
The Pantry, Inc.
1,047,341	Term Loan, 5.58%, Maturing March 12, 2011	1,060,760
		$10,240,608
Forest Products - 1.9%
Boise Cascade Holdings, LLC
$1,983,637	Term Loan, 5.20%, Maturing October 29, 2011	$2,011,739
Buckeye Technologies, Inc.
193,463	Term Loan, 5.28%, Maturing March 15, 2008	196,446
Escanaba Timber, LLC
315,000	Term Loan, 6.00%, Maturing May 2, 2008	320,906
Koch Cellulose, LLC
286,936	Term Loan, 4.61%, Maturing May 7, 2011	289,805
936,258	Term Loan, 5.24%, Maturing May 7, 2011	945,621

Principal Amount	Borrower/Tranche Description	Value
Forest Products (continued)
NewPage Corp.
$1,150,000	Term Loan, 6.38%, Maturing May 2, 2011	$1,164,016
RLC Industries Co.
584,036	Term Loan, 4.99%, Maturing February 24, 2010	586,469
Xerium Technologies, Inc.
485,000	Term Loan, 5.07%, Maturing May 18, 2012	489,850
		$6,004,852
Healthcare - 9.3%
Accredo Health, Inc.
$969,500	Term Loan, 5.08%, Maturing June 30, 2011	$973,136
Alliance Imaging, Inc.
1,188,534	Term Loan, 5.53%, Maturing December 29, 2011	1,204,134
AMN Healthcare, Inc.
341,995	Term Loan, 6.49%, Maturing October 2, 2008	344,560
AMR HoldCo, Inc.
892,763	Term Loan, 5.67%, Maturing February 10, 2012	906,433
Ardent Health Services, Inc.
570,688	Term Loan, 7.50%, Maturing August 12, 2011	571,401
Carl Zeiss Topco GMBH
196,667	Term Loan, 6.24%, Maturing March 22, 2013	197,650
393,333	Term Loan, 6.74%, Maturing March 21, 2014	396,283
375,000	Term Loan, 8.99%, Maturing September 22, 2014	381,094
Colgate Medical, Ltd.
276,136	Term Loan, 5.48%, Maturing December 30, 2008	279,070
Community Health Systems, Inc.
3,412,959	Term Loan, 5.07%, Maturing August 19, 2011	3,454,198
Concentra Operating Corp.
906,173	Term Loan, 6.01%, Maturing June 30, 2009	915,235
Conmed Corp.
953,220	Term Loan, 5.71%, Maturing December 31, 2009	963,795
Cross Country Healthcare, Inc.
302,318	Term Loan, 6.60%, Maturing June 5, 2009	304,585
Encore Medical IHC, Inc.
828,750	Term Loan, 6.34%, Maturing October 4, 2010	838,591
Envision Worldwide, Inc.
1,093,049	Term Loan, 8.13%, Maturing September 30, 2010	1,098,515
FHC Health Systems, Inc.
348,214	Term Loan, 8.91%, Maturing December 31, 2006	351,696
243,750	Term Loan, 11.91%, Maturing December 31, 2006	246,188
750,000	Term Loan, 12.29%, Maturing February 7, 2011	753,750
Hanger Orthopedic Group, Inc.
987,436	Term Loan, 6.99%, Maturing September 30, 2009	997,311
Healthcare Partners, LLC
202,438	Term Loan, 5.82%, Maturing March 2, 2011	203,893

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Healthsouth Corp.
$888,750	Term Loan, 5.82%, Maturing June 14, 2007	$900,415
246,250	Term Loan, 3.09%, Maturing March 21, 2010	249,482
Kinetic Concepts, Inc.
283,236	Term Loan, 5.24%, Maturing August 11, 2009	286,363
Knowledge Learning Corp.
2,115,630	Term Loan, 5.99%, Maturing January 7, 2012	2,130,615
Leiner Health Products, Inc.
529,650	Term Loan, 6.38%, Maturing May 27, 2011	536,933
Lifepoint Hospitals, Inc.
2,004,750	Term Loan, 4.85%, Maturing April 15, 2012	2,009,010
Magellan Health Services, Inc.
675,488	Term Loan, 5.86%, Maturing August 15, 2008	684,776
457,958	Term Loan, 6.06%, Maturing August 15, 2008	464,255
Medcath Holdings Corp.
247,500	Term Loan, 5.50%, Maturing July 2, 2011	250,284
National Mentor, Inc.
908,851	Term Loan, 5.73%, Maturing September 30, 2011	918,792
Select Medical Holding Corp.
773,062	Term Loan, 5.04%, Maturing February 24, 2012	775,271
Sunrise Medical Holdings, Inc.
491,505	Term Loan, 6.56%, Maturing May 13, 2010	492,119
Sybron Dental Management, Inc.
752,661	Term Loan, 5.11%, Maturing June 6, 2009	759,247
Talecris Biotherapeutics, Inc.
538,650	Term Loan, 6.54%, Maturing March 31, 2010	535,957
Team Health, Inc.
923,267	Term Loan, 6.24%, Maturing March 23, 2011	930,191
Vanguard Health Holding Co., LLC
1,650,025	Term Loan, 6.74%, Maturing September 23, 2011	1,677,869
VWR International, Inc.
617,850	Term Loan, 5.65%, Maturing April 7, 2011	623,546
		$29,606,643
Home Furnishings - 3.0%
General Binding Corp.
$385,792	Term Loan, 7.64%, Maturing January 15, 2008	$386,515
Interline Brands, Inc.
1,528,878	Term Loan, 5.74%, Maturing December 31, 2010	1,547,989
Jarden Corp.
1,597,487	Term Loan, 5.47%, Maturing January 24, 2012	1,616,457
Juno Lighting, Inc.
377,224	Term Loan, 5.87%, Maturing November 21, 2010	379,111
Knoll, Inc.
1,495,176	Term Loan, 6.37%, Maturing September 30, 2011	1,519,473

Principal Amount	Borrower/Tranche Description	Value
Home Furnishings (continued)
Sealy Mattress Co.
$1,306,726	Term Loan, 4.99%, Maturing April 6, 2012	$1,315,709
Simmons Co.
1,945,717	Term Loan, 5.84%, Maturing December 19, 2011	1,957,067
Termpur-Pedic, Inc.
980,000	Term Loan, 5.74%, Maturing June 30, 2009	987,963
		$9,710,284
Industrial Equipment - 2.8%
Alliance Laundry Holdings, LLC
$273,000	Term Loan, 5.40%, Maturing January 27, 2012	$274,934
Chart Industries, Inc.
1,059,132	Term Loan, 6.94%, Maturing September 15, 2009	1,061,780
Colfax Corp.
599,357	Term Loan, 5.75%, Maturing November 30, 2011	604,102
Flowserve Corp.
1,129,339	Term Loan, 6.22%, Maturing June 30, 2009	1,146,045
Gleason Corp.
254,364	Term Loan, 6.03%, Maturing July 27, 2011	257,119
750,000	Term Loan, 10.00%, Maturing January 31, 2012	763,125
Itron, Inc.
228,586	Term Loan, 5.05%, Maturing December 17, 2010	230,015
Mainline, L.P.
795,111	Term Loan, 5.82%, Maturing December 17, 2011	799,087
National Waterworks, Inc.
1,239,796	Term Loan, 5.99%, Maturing November 22, 2009	1,256,843
Penn Engineering & Manufacturing Corp.
275,000	Term Loan, 5.97%, Maturing May 25, 2011	277,750
Rexnord Corp.
1,575,521	Term Loan, 5.54%, Maturing December 31, 2011	1,589,307
520,000	Term Loan, 5.55%, Maturing December 31, 2011	524,550
		$8,784,657
Insurance - 3.1%
Alliant Resources Group, Inc.
$990,000	Term Loan, 6.88%, Maturing August 31, 2011	$997,425
CCC Information Services Group
1,033,811	Term Loan, 6.08%, Maturing August 20, 2010	1,046,733
Conseco, Inc.
2,876,702	Term Loan, 6.83%, Maturing June 22, 2010	2,909,065
Hilb, Rogal & Hobbs Co.
3,310,539	Term Loan, 5.75%, Maturing December 15, 2011	3,339,506
U.S.I. Holdings Corp.
982,500	Term Loan, 5.69%, Maturing August 11, 2008	986,798

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Insurance (continued)
$668,325	Term Loan, 5.69%, Maturing August 11, 2008	$671,249
		$9,950,776
Leisure Goods / Activities / Movies - 7.5%
24 Hour Fitness Worldwide, Inc.
$900,000	Term Loan, 6.19%, Maturing June 8, 2012	$914,625
Alliance Atlantis Communications, Inc.
338,153	Term Loan, 5.05%, Maturing December 20, 2011	342,379
AMF Bowling Worldwide, Inc.
349,172	Term Loan, 6.35%, Maturing August 27, 2009	351,464
Cinemark, Inc.
1,975,000	Term Loan, 5.18%, Maturing March 31, 2011	2,004,625
Fender Musical Instruments Co.
375,000	Term Loan, 7.71%, Maturing March 30, 2012	379,688
Loews Cineplex Entertainment Corp.
2,073,007	Term Loan, 5.41%, Maturing July 30, 2011	2,083,588
Metro-Goldwyn-Mayer Holdings
5,390,000	Term Loan, 5.74%, Maturing April 8, 2012	5,415,268
Regal Cinemas Corp.
4,452,379	Term Loan, 5.24%, Maturing November 10, 2010	4,497,828
Six Flags Theme Parks, Inc.
2,240,971	Term Loan, 5.95%, Maturing June 30, 2008	2,269,684
750,000	Revolving Loan, 6.05%, Maturing June 30, 2008(3)	737,500
Universal City Development Partners, Ltd.
1,004,950	Term Loan, 5.23%, Maturing June 9, 2011	1,016,256
WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	441,563
3,620,344	Term Loan, 5.33%, Maturing February 28, 2011	3,647,496
		$24,101,964
Lodging and Casinos - 5.7%
Alliance Gaming Corp.
$1,707,256	Term Loan, 6.77%, Maturing September 5, 2009	$1,710,191
Ameristar Casinos, Inc.
273,406	Term Loan, 5.50%, Maturing December 20, 2006	276,938
1,092,876	Term Loan, 5.50%, Maturing December 31, 2006	1,106,993
Argosy Gaming Co.
1,141,375	Term Loan, 5.08%, Maturing June 30, 2011	1,147,319
CNL Hospitality Partners, L.P.
157,195	Term Loan, 5.68%, Maturing October 13, 2006	157,588
CNL Resort Hotel, L.P.
850,000	Term Loan, 5.60%, Maturing August 18, 2006	852,125
Globalcash Access, LLC
277,547	Term Loan, 5.58%, Maturing March 10, 2010	281,711

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Isle of Capri Casinos, Inc.
$1,208,925	Term Loan, 5.02%, Maturing February 2, 2011	$1,222,525
Marina District Finance Co., Inc.
1,467,625	Term Loan, 4.99%, Maturing October 20, 2011	1,477,715
MGM Mirage
1,571,429	Term Loan, 5.00%, Maturing April 25, 2010(3)	1,553,095
428,571	Term Loan, 5.13%, Maturing April 25, 2010	429,107
Pinnacle Entertainment, Inc.
797,382	Term Loan, 0.00%, Maturing August 27, 2010(3)	799,127
735,000	Term Loan, 6.33%, Maturing August 27, 2010	746,944
Resorts International Holdings, LLC
1,065,244	Term Loan, 5.83%, Maturing April 26, 2012	1,080,423
483,788	Term Loan, 5.83%, Maturing April 26, 2013	485,299
Seminole Tribe of Florida
350,000	Term Loan, 5.38%, Maturing September 30, 2011	354,375
Venetian Casino Resort, LLC
418,770	Term Loan, 0.00%, Maturing June 15, 2011(3)	422,434
2,031,035	Term Loan, 5.24%, Maturing June 15, 2011	2,053,703
Wyndham International, Inc.
131,466	Term Loan, 3.25%, Maturing May 10, 2011	132,123
1,390,051	Term Loan, 6.50%, Maturing May 10, 2011	1,399,607
Wynn Las Vegas, LLC
665,000	Term Loan, 5.47%, Maturing December 14, 2011	670,196
		$18,359,538
Nonferrous Metals / Minerals - 2.7%
Compass Minerals Group, Inc.
$251,011	Term Loan, 5.92%, Maturing November 28, 2009	$253,730
Foundation Coal Corp.
778,191	Term Loan, 5.54%, Maturing July 30, 2011	789,257
ICG, LLC
472,625	Term Loan, 5.88%, Maturing November 5, 2010	479,321
International Mill Service, Inc.
248,750	Term Loan, 5.83%, Maturing December 31, 2010	250,927
1,000,000	Term Loan, 9.08%, Maturing October 26, 2011	1,015,000
Magnequench, Inc.
416,186	Term Loan, 10.71%, Maturing September 30, 2009	416,186
500,000	Term Loan, 14.21%, Maturing December 31, 2009	500,000
Murray Energy Corp.
748,125	Term Loan, 6.33%, Maturing January 28, 2010	752,801
Novelis, Inc.
601,442	Term Loan, 4.96%, Maturing January 6, 2012	608,820
1,042,788	Term Loan, 4.96%, Maturing January 6, 2012	1,055,579
Stillwater Mining Co.
884,982	Term Loan, 6.63%, Maturing July 30, 2010	902,128

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals (continued)
Trout Coal Holdings, LLC
$498,750	Term Loan, 5.97%, Maturing March 23, 2011	$499,062
1,000,000	Term Loan, 8.50%, Maturing March 23, 2012	1,004,375
		$8,527,186
Oil and Gas - 6.4%
Beldon & Blake Corp.
$444,013	Term Loan, 5.94%, Maturing July 21, 2011	$445,123
Dresser Rand Group, Inc.
424,094	Term Loan, 5.45%, Maturing October 29, 2011	430,853
Dresser, Inc.
254,878	Term Loan, 5.99%, Maturing March 31, 2007	258,170
Dynegy Holdings, Inc.
2,623,500	Term Loan, 7.14%, Maturing May 28, 2010	2,639,897
El Paso Corp.
1,071,750	Term Loan, 5.27%, Maturing November 23, 2009	1,079,788
2,260,799	Term Loan, 6.13%, Maturing November 23, 2009	2,279,168
Getty Petroleum Marketing, Inc.
1,488,766	Term Loan, 6.33%, Maturing May 19, 2010	1,511,097
Kerr-McGee Corp.
1,265,000	Term Loan, 5.55%, Maturing May 24, 2007	1,274,646
2,300,000	Term Loan, 5.79%, Maturing May 24, 2011	2,338,173
LB Pacific, L.P.
543,477	Term Loan, 6.15%, Maturing March 3, 2012	549,251
Lyondell-Citgo Refining, L.P.
940,500	Term Loan, 5.51%, Maturing May 21, 2007	955,195
Sprague Energy Corp.
1,000,000	Revolving Loan, 5.07%, Maturing August 10, 2007(3)	997,500
The Premcor Refining Group, Inc.
2,000,000	Term Loan, 4.88%, Maturing April 13, 2009	2,013,750
Universal Compression, Inc.
555,000	Term Loan, 5.24%, Maturing February 15, 2012(3)	562,718
Williams Production RMT Co.
2,945,162	Term Loan, 5.49%, Maturing May 30, 2008	2,978,295
		$20,313,624
Publishing - 7.2%
American Media Operations, Inc.
$96,096	Term Loan, 6.13%, Maturing April 1, 2006	$95,976
1,095,827	Term Loan, 5.88%, Maturing April 1, 2007	1,109,525
871,639	Term Loan, 5.88%, Maturing April 1, 2008	882,535
CBD Media, LLC
490,196	Term Loan, 5.63%, Maturing December 31, 2009	496,936
Dex Media East, LLC
1,597,033	Term Loan, 4.98%, Maturing May 8, 2009	1,613,503

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Dex Media West, LLC
$2,037,732	Term Loan, 4.93%, Maturing March 9, 2010	$2,058,109
Freedom Communications Holdings, Inc.
623,059	Term Loan, 4.83%, Maturing May 18, 2012	625,473
Herald Media, Inc.
148,500	Term Loan, 5.56%, Maturing July 22, 2011	150,681
500,000	Term Loan, 8.99%, Maturing January 22, 2012	506,407
Lamar Media Corp.
2,487,500	Term Loan, 4.88%, Maturing June 30, 2010	2,517,039
Liberty Group Operating, Inc.
714,148	Term Loan, 5.44%, Maturing February 28, 2012	718,909
Merrill Communications, LLC
694,848	Term Loan, 5.83%, Maturing February 9, 2009	700,928
Morris Publishing Group, LLC
780,000	Term Loan, 5.00%, Maturing September 30, 2010	788,044
1,194,000	Term Loan, 5.25%, Maturing March 31, 2011	1,205,940
Nebraska Book Co., Inc.
478,938	Term Loan, 5.88%, Maturing March 4, 2011	485,523
R.H. Donnelley Corp.
119,885	Term Loan, 5.15%, Maturing December 31, 2009	120,941
2,793,153	Term Loan, 5.14%, Maturing June 30, 2011	2,824,285
Source Media, Inc.
240,941	Term Loan, 5.74%, Maturing August 30, 2012	244,405
250,000	Term Loan, 8.87%, Maturing August 30, 2012	254,141
SP Newsprint Co.
969,921	Term Loan, 5.51%, Maturing January 9, 2010	977,802
412,217	Term Loan, 5.58%, Maturing January 9, 2010	417,627
Sun Media Corp.
2,389,212	Term Loan, 5.19%, Maturing February 7, 2009	2,419,077
Transwestern Publishing Co., LLC
386,325	Term Loan, 5.57%, Maturing February 25, 2011	388,317
790,002	Term Loan, 7.50%, Maturing February 25, 2011	798,890
Weekly Reader Corp.
750,000	Term Loan, 10.25%, Maturing March 29, 2009	751,406
		$23,152,419
Radio and Television - 5.3%
Adams Outdoor Advertising, L.P.
$997,500	Term Loan, 5.15%, Maturing November 18, 2012	$1,011,423
ALM Media Holdings, Inc.
832,912	Term Loan, 5.99%, Maturing March 5, 2010	834,995
Block Communications, Inc.
922,838	Term Loan, 5.74%, Maturing November 30, 2009	931,490
CanWest Media, Inc.
1,780,016	Term Loan, 5.47%, Maturing August 15, 2009	1,799,299

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
DirecTV Holdings, LLC
$2,086,667	Term Loan, 4.74%, Maturing April 13, 2013	$2,096,449
NEP Supershooters, L.P.
539,177	Term Loan, 11.48%, Maturing August 3, 2011	533,785
Nexstar Broadcasting, Inc.
980,255	Term Loan, 5.24%, Maturing October 1, 2012	986,585
1,034,745	Term Loan, 5.24%, Maturing October 1, 2012	1,042,721
PanAmSat Corp.
2,719,273	Term Loan, 5.65%, Maturing August 20, 2011	2,765,093
Raycom TV Broadcasting, Inc.
1,200,000	Term Loan, 5.50%, Maturing February 24, 2012	1,208,250
Spanish Broadcasting System
700,000	Term Loan, 7.03%, Maturing June 10, 2013	711,813
Susquehanna Media Co.
2,643,375	Term Loan, 5.27%, Maturing March 9, 2012	2,678,069
Young Broadcasting, Inc.
390,000	Term Loan, 5.64%, Maturing November 3, 2012	393,981
		$16,993,953
Rail Industries - 0.4%
Kansas City Southern Railway Co.
$368,150	Term Loan, 5.16%, Maturing March 30, 2008	$373,327
Railamerica, Inc.
682,348	Term Loan, 5.56%, Maturing September 29, 2011	692,299
80,661	Term Loan, 5.56%, Maturing September 29, 2011	81,837
		$1,147,463
Retailers (Except Food and Drug) - 5.3%
American Achievement Corp.
$314,143	Term Loan, 6.00%, Maturing March 25, 2011	$316,499
Amscan Holdings, Inc.
495,000	Term Loan, 5.66%, Maturing April 30, 2012	500,569
Coinmach Laundry Corp.
3,762,030	Term Loan, 6.33%, Maturing July 25, 2009	3,811,407
CSK Auto, Inc.
1,970,000	Term Loan, 4.85%, Maturing June 20, 2009	1,990,931
FTD, Inc.
405,663	Term Loan, 5.74%, Maturing February 28, 2011	410,227
Harbor Freight Tools USA, Inc.
992,502	Term Loan, 5.78%, Maturing July 15, 2010	998,084
Home Interiors & Gifts, Inc.
673,720	Term Loan, 8.38%, Maturing March 31, 2011	618,699
Josten's Corp.
2,347,400	Term Loan, 5.39%, Maturing October 4, 2010	2,383,590

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Mapco Express, Inc.
$327,000	Term Loan, 6.21%, Maturing April 28, 2011	$331,905
Movie Gallery, Inc.
570,000	Term Loan, 6.14%, Maturing April 27, 2011	576,840
Musicland Group, Inc.
1,000,000	Revolving Loan, 7.50%, Maturing August 11, 2008(3)	1,002,500
Oriental Trading Co., Inc.
1,780,033	Term Loan, 6.00%, Maturing August 4, 2010	1,791,159
Rent-A-Center, Inc.
1,278,440	Term Loan, 5.35%, Maturing June 30, 2010	1,291,703
Savers, Inc.
364,225	Term Loan, 6.26%, Maturing August 4, 2009	366,956
500,000	Term Loan, 10.48%, Maturing August 4, 2010	508,750
		$16,899,819
Surface Transport - 0.8%
Horizon Lines, LLC
$247,500	Term Loan, 5.99%, Maturing July 7, 2011	$251,006
NFIL Holdings Corp.
328,188	Term Loan, 4.08%, Maturing February 27, 2010	331,880
835,280	Term Loan, 5.34%, Maturing February 27, 2010	845,199
Sirva Worldwide, Inc.
1,197,059	Term Loan, 5.63%, Maturing December 1, 2010	1,130,721
		$2,558,806
Telecommunications - 6.8%
Alaska Communications Systems Holdings, Inc.
$530,000	Term Loan, 5.49%, Maturing February 1, 2011	$534,704
American Tower, L.P.
1,132,163	Term Loan, 5.21%, Maturing August 31, 2011	1,143,249
Cellular South, Inc.
346,500	Term Loan, 5.34%, Maturing May 4, 2011	349,748
Centennial Cellular Operating Co., LLC
1,975,000	Term Loan, 5.68%, Maturing February 9, 2011	2,004,625
Consolidated Communications, Inc.
1,482,902	Term Loan, 5.80%, Maturing October 14, 2011	1,493,096
D&E Communications, Inc.
467,825	Term Loan, 5.33%, Maturing December 31, 2011	471,334
Fairpoint Communications, Inc.
1,130,000	Term Loan, 5.55%, Maturing February 8, 2012	1,144,125
Hawaiian Telcom Communications, Inc.
400,000	Term Loan, 5.73%, Maturing October 31, 2012	404,625
Iowa Telecommunications Services, Inc.
334,000	Term Loan, 5.50%, Maturing November 23, 2011	337,653

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Metrocall, Inc. & Arch Wireless Operating
$73,632	Term Loan, 5.76%, Maturing November 16, 2006	$74,184
NTelos, Inc.
1,144,250	Term Loan, 5.83%, Maturing February 18, 2011	1,143,178
Qwest Corp.
2,000,000	Term Loan, 7.93%, Maturing June 4, 2007	2,062,812
SBA Senior Finance, Inc.
1,951,639	Term Loan, 5.55%, Maturing October 31, 2008	1,979,288
Spectrasite Communications, Inc.
1,219,870	Term Loan, 4.91%, Maturing May 19, 2012	1,225,080
Stratos Global Corp.
805,000	Term Loan, 5.74%, Maturing December 3, 2011	812,799
Triton PCS, Inc.
825,850	Term Loan, 6.58%, Maturing November 18, 2009	829,257
Valor Telecom Enterprise, LLC
1,220,100	Term Loan, 5.39%, Maturing February 14, 2012	1,236,876
Westcom Corp.
463,867	Term Loan, 6.08%, Maturing December 17, 2010	467,346
600,000	Term Loan, 10.24%, Maturing May 17, 2011	612,375
Western Wireless Corp.
3,326,119	Term Loan, 6.19%, Maturing May 28, 2011	3,338,592
Winstar Communications, Inc.
169,348	DIP Loan, 0.00%, Maturing December 31, 2005(2)(4)	62,218
		$21,727,164
Utilities - 3.3%
Allegheny Energy Supply Co., LLC
$1,759,052	Term Loan, 5.84%, Maturing October 28, 2011	$1,768,507
Cogentrix Deleware Holdings, Inc.
933,249	Term Loan, 5.24%, Maturing January 14, 2012	940,054
Covanta Energy Corp.
561,138	Term Loan, 3.36%, Maturing June 24, 2012	566,750
453,862	Term Loan, 6.46%, Maturing June 24, 2012	458,400
350,000	Term Loan, 8.88%, Maturing June 24, 2013	353,500
KGen, LLC
478,800	Term Loan, 6.12%, Maturing August 5, 2011	471,618
NRG Energy, Inc.
865,427	Term Loan, 3.39%, Maturing December 24, 2011	873,811
1,095,210	Term Loan, 5.37%, Maturing December 24, 2011	1,105,821
Pike Electric, Inc.
260,000	Term Loan, 5.44%, Maturing July 1, 2012	263,250
444,000	Term Loan, 5.50%, Maturing July 1, 2012	450,660
Plains Resources, Inc.
1,001,653	Term Loan, 5.33%, Maturing December 17, 2010	1,012,921

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
Reliant Energy, Inc.
$761,838	Term Loan, 6.06%, Maturing December 22, 2010	$769,592
Texas Genco, LLC
1,147,161	Term Loan, 5.41%, Maturing December 14, 2011	1,164,966
476,208	Term Loan, 5.41%, Maturing December 14, 2011(3)	483,599
		$10,683,449
	Total Senior Floating Rate Interests (identified cost $467,723,442)	$470,194,249
Corporate Bonds & Notes - 16.5%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense - 0.2%
Argo Tech Corp., Sr. Notes
$300	9.25%, 6/1/11	$327,000
BE Aerospace, Sr. Sub. Notes, Series B
35	8.00%, 3/1/08	35,175
Sequa Corp.
300	8.875%, 4/1/08	325,500
Standard Aero Holdings, Inc., Sr. Sub. Notes
15	8.25%, 9/1/14(5)	15,900
		$703,575
Air Transport - 0.4%
American Airlines
$895	7.80%, 10/1/06	$851,097
15	8.608%, 4/1/11	14,074
20	7.858%, 10/1/11	21,137
Continental Airlines
257	7.033%, 6/15/11	216,235
Delta Air Lines
6	7.779%, 11/18/05	5,228
69	9.50%, 11/18/08(5)	56,580
Northwest Airlines, Inc.
25	8.875%, 6/1/06	16,000
		$1,180,351
Automotive - 0.5%
Altra Industrial Motion, Inc.
$35	9.00%, 12/1/11(5)	$33,250
Commercial Vehicle Group, Inc., Sr. Notes
55	8.00%, 7/1/13(5)	56,237

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Automotive (continued)
Delphi Corp.
$185	6.55%, 6/15/06	$180,837
Keystone Automotive Operations, Inc., Sr. Sub. Notes
470	9.75%, 11/1/13	467,650
Metaldyne Corp., Sr. Notes
105	10.00%, 11/1/13(5)	86,625
Neff Rental/Neff Finance
145	11.25%, 6/15/12	145,000
Tenneco Automotive, Inc.
140	8.625%, 11/15/14	141,400
Tenneco Automotive, Inc., Series B
230	10.25%, 7/15/13	261,050
TRW Automotive, Inc., Sr. Sub. Notes
65	11.00%, 2/15/13	75,075
United Components, Inc., Sr. Sub. Notes
65	9.375%, 6/15/13	65,812
Visteon Corp., Sr. Notes
95	8.25%, 8/1/10	88,350
		$1,601,286
Building and Development - 0.3%
Coleman Cable, Inc., Sr. Notes
$60	9.875%, 10/1/12(5)	$53,700
MAAX Corp., Sr. Sub. Notes
65	9.75%, 6/15/12	57,687
Mueller Group, Inc., Sr. Sub. Notes
185	10.00%, 5/1/12	195,175
Mueller Holdings, Inc., Disc. Notes
160	14.75%, 4/15/14	117,600
Nortek, Inc., Sr. Sub Notes
185	8.50%, 9/1/14	172,975
Ply Gem Industries, Inc., Sr. Sub. Notes
120	9.00%, 2/15/12	102,000
RMCC Acquisition Co., Sr. Sub. Notes
180	9.50%, 11/1/12(5)	172,800
Texas Industries, Inc.,Sr. Notes
20	7.25%, 7/15/13(5)	20,600
		$892,537
Business Equipment and Services - 0.2%
Hydrochem Industrial Services, Inc., Sr. Sub Notes
$40	9.25%, 2/15/13(5)	$37,200
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
160	9.875%, 8/15/11	168,000

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services (continued)
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK)
$25	11.75%, 1/1/12	$27,375
Quintiles Transnational Corp., Sr. Sub. Notes
260	10.00%, 10/1/13	286,000
Safety Products Holdings, Sr. Notes (PIK)
45	11.75%, 1/1/12(5)	43,087
Williams Scotsman, Inc., Sr. Notes
50	10.00%, 8/15/08	55,256
		$616,918
Cable and Satellite Television - 0.5%
Adelphia Communications, Sr. Notes, Series B
$270	9.25%, 10/1/32(2)	$233,550
Charter Communication Holdings/Charter Capital Broadcasting, Sr. Notes
125	11.125%, 1/15/11	94,062
Charter Communications Holdings II, LLC, Sr. Notes
285	10.25%, 9/15/10	289,631
Charter Communications Holdings, LLC, Sr. Notes
85	10.25%, 1/15/10	63,537
Ono Finance PLC, Sr. Notes
45	14.00%, 2/15/11	50,737
PanAmSat Corp.
101	9.00%, 8/15/14	110,721
UGS Corp.
575	10.00%, 6/1/12	641,125
		$1,483,363
Chemicals and Plastics - 0.9%
Avecia Group PLC
$25	11.00%, 7/1/09	$25,594
BCP Crystal Holdings Corp., Sr. Sub Notes
172	9.625%, 6/15/14	193,500
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
95	9.00%, 7/15/14(5)	97,137
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B
179	0.00%, 10/1/14	125,300
Equistar Chemical, Sr. Notes
110	10.625%, 5/1/11	121,962
Hercules, Inc.
30	11.125%, 11/15/07	34,012
Huntsman International, LLC, Sr. Notes
80	9.875%, 3/1/09	86,000
Huntsman, LLC
91	11.625%, 10/15/10	107,039

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics (continued)
Innophos, Inc., Sr. Sub. Notes
$40	8.875%, 8/15/14(5)	$41,000
Key Plastics, LLC, Jr. Sub. Notes
74	18.32%, 4/26/07(4)	74,994
Key Plastics, LLC, Sr. Sub. Notes
118	7.00%, 4/26/07(4)	118,607
Lyondell Chemical Co., Sr. Notes
192	10.50%, 6/1/13	220,560
Milacron Escrow Corp.
315	11.50%, 5/15/11	332,325
Nalco Co., Sr. Sub. Notes
100	8.875%, 11/15/13	107,750
OM Group, Inc.
460	9.25%, 12/15/11	462,300
Polyone Corp., Sr. Notes
130	10.625%, 5/15/10	138,125
Polypore, Inc., Sr. Sub Notes
15	8.75%, 5/15/12	14,100
Rhodia SA, Sr. Notes
410	10.25%, 6/1/10	441,775
Solo Cup Co., Sr. Sub. Notes
115	8.50%, 2/15/14	108,100
		$2,850,180
Clothing / Textiles - 0.4%
GFSI, Inc., Sr. Sub. Notes, Series B
$60	9.625%, 3/1/07	$54,900
Levi Strauss & Co., Sr. Notes
200	12.25%, 12/15/12	219,500
125	9.75%, 1/15/15	124,687
Levi Strauss & Co., Sr. Notes, Variable Rate
100	7.73%, 4/1/12	95,000
Oxford Industries, Inc., Sr. Notes
250	8.875%, 6/1/11	268,750
Perry Ellis International, Inc., Sr. Sub. Notes
100	8.875%, 9/15/13	100,500
Phillips Van-Heusen, Sr. Notes
40	7.25%, 2/15/11	42,200
100	8.125%, 5/1/13	108,750
William Carter, Series B
104	10.875%, 8/15/11	117,017
		$1,131,304

Principal Amount (000's omitted)	Security	Value
Commercial Services - 0.1%
Affinity Group, Inc., Sr. Sub. Notes
$220	9.00%, 2/15/12	$223,850
		$223,850
Conglomerates - 0.2%
Amsted Industries, Inc., Sr. Notes
$500	10.25%, 10/15/11(5)	$542,500
Rexnord Corp.
45	10.125%, 12/15/12	49,500
		$592,000
Consumer Products - 0.1%
Fedders North America, Inc.
$95	9.875%, 3/1/14	$62,225
Samsonite Corp., Sr. Sub. Notes
195	8.875%, 6/1/11	208,162
		$270,387
Containers and Glass Products - 0.3%
Crown Euro Holdings SA
$65	9.50%, 3/1/11	$72,150
340	10.875%, 3/1/13	401,200
Intertape Polymer US, Inc., Sr. Sub. Notes
180	8.50%, 8/1/14	179,274
Pliant Corp.
65	11.125%, 9/1/09	63,700
Pliant Corp. (PIK)
81	11.625%, 6/15/09(5)	86,906
Stone Container Corp., Sr. Notes
143	9.25%, 2/1/08	150,150
		$953,380
Ecological Services and Equipment - 0.2%
Aleris International, Inc.
$55	10.375%, 10/15/10	$60,637
87	9.00%, 11/15/14	90,480
Allied Waste North America, Series B
165	8.875%, 4/1/08	174,075
National Waterworks, Inc., Series B
115	10.50%, 12/1/12	129,950
Waste Services, Inc., Sr. Sub. Notes
220	9.50%, 4/15/14(5)	218,900
		$674,042

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical - 0.0%
CPI HoldCo, Inc., Sr. Notes, Variable Rate
$50	8.83%, 2/1/15	$49,274
Danka Business Systems, Sr. Notes
25	11.00%, 6/15/10	20,125
		$69,399
Entertainment - 0.2%
AMC Entertainment, Inc., Sr. Sub. Notes
$115	9.875%, 2/1/12	$114,712
LCE Acquisition Corp., Sr. Sub. Notes
390	9.00%, 8/1/14(5)	379,275
Royal Caribbean Cruises, Sr. Notes
135	8.75%, 2/2/11	156,262
		$650,249
Equipment Leasing - 0.1%
Greenbrier Companies, Inc. (The), Sr. Notes
$200	8.375%, 5/15/15(5)	$204,500
United Rentals North America, Inc.
40	6.50%, 2/15/12	39,550
United Rentals North America, Inc., Sr. Sub. Notes
180	7.00%, 2/15/14	172,350
		$416,400
Financial Intermediaries - 1.8%
Alzette, Variable Rate
$500	8.691%, 12/15/20	$505,000
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
380	5.24%, 2/24/19(5)	380,000
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
500	5.315%, 4/15/19(5)	500,000
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
500	4.941%, 1/15/19(5)	500,000
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
500	5.224%, 8/11/16(5)	500,000
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
500	8.297%, 3/8/17(4)	500,000
Centurion CDO 9 Ltd., Series 2005-9A(4)
500	0.00%, 7/17/19	500,000
Dana Credit Corp.
50	8.375%, 8/15/07(5)	51,219
E*Trade Financial Corp., Sr. Notes
160	8.00%, 6/15/11	169,200

Principal Amount (000's omitted)	Security	Value
Financial Intermediaries (continued)
Ford Motor Credit Co.
$570	7.875%, 6/15/10	$563,842
General Motors Acceptance Corp.
25	6.125%, 9/15/06	25,025
260	7.25%, 3/2/11	244,070
210	7.00%, 2/1/12	193,829
Refco Finance Holdings
365	9.00%, 8/1/12	388,725
Residential Capital Corp.
85	6.875%, 6/30/15(5)	87,028
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
500	5.337%, 3/21/17(5)	500,000
		$5,607,938
Food Products - 0.7%
American Seafood Group, LLC
$415	10.125%, 4/15/10	$445,087
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
220	0.00%, 11/1/11	158,950
Pierre Foods, Inc., Sr. Sub. Notes
175	9.875%, 7/15/12	181,562
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
1,080	8.25%, 12/1/13	972,000
UAP Holding Corp., Sr. Disc. Notes
265	10.75%, 7/15/12	218,625
United Agricultural Products, Sr. Notes
50	8.25%, 12/15/11	52,000
WH Holdings Ltd./WH Capital Corp., Sr. Notes
42	9.50%, 4/1/11	45,150
		$2,073,374
Food / Drug Retailers - 0.0%
Rite Aid Corp.
$110	7.125%, 1/15/07	$110,825
		$110,825
Forest Products - 0.5%
Boise Cascade, LLC, Sr. Notes, Variable Rate
$10	6.016%, 10/15/12(5)	$10,150
Caraustar Industries, Inc.
25	7.375%, 6/1/09	25,000
Caraustar Industries, Inc., Sr. Sub. Notes
455	9.875%, 4/1/11	460,687

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Forest Products (continued)
Georgia-Pacific Corp.
$145	9.50%, 12/1/11	$175,812
180	9.375%, 2/1/13	204,525
MDP Acquisitions/JSG Funding PLC, Sr. Notes
220	9.625%, 10/1/12	221,100
Newark Group, Inc., Sr. Sub. Notes
120	9.75%, 3/15/14	111,000
NewPage Corp.
305	10.00%, 5/1/12(5)	307,287
Norske Skog Canada Ltd., Series D
50	8.625%, 6/15/11	51,812
		$1,567,373
Healthcare - 0.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
$130	10.00%, 2/15/15(5)	$139,100
Ardent Health Services, Inc., Sr. Sub. Notes
125	10.00%, 8/15/13	151,719
Healthsouth Corp.
145	7.625%, 6/1/12	141,375
Healthsouth Corp., Sr. Notes
145	7.375%, 10/1/06	147,175
100	8.375%, 10/1/11	99,750
Inverness Medical Innovations, Inc., Sr. Sub. Notes
120	8.75%, 2/15/12	119,700
Medical Device Manufacturing, Inc., Series B
125	10.00%, 7/15/12	135,000
Medquest, Inc.
205	11.875%, 8/15/12	194,750
National Mentor, Inc., Sr. Sub. Notes
125	9.625%, 12/1/12(5)	132,188
Pacificare Health System
146	10.75%, 6/1/09	161,330
Psychiatric Solutions, Sr. Sub. Notes
40	7.75%, 7/15/15(5)	40,350
Rotech Healthcare, Inc.
5	9.50%, 4/1/12	5,375
Service Corp. International, Sr. Notes
210	7.00%, 6/15/17(5)	216,825
US Oncology, Inc.
120	9.00%, 8/15/12	129,000
240	10.75%, 8/15/14	262,800
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
255	9.00%, 10/1/14	276,675

Principal Amount (000's omitted)	Security	Value
Healthcare (continued)
Ventas Realty L.P./Capital Corp., Sr. Notes
$75	7.125%, 6/1/15(5)	$78,375
VWR International, Inc., Sr. Sub. Notes
120	8.00%, 4/15/14	114,900
		$2,546,387
Home Furnishings - 0.0%
Interface, Inc., Sr. Sub. Notes
$20	9.50%, 2/1/14	$20,500
Interline Brands, Inc., Sr. Sub. Notes
32	11.50%, 5/15/11	35,360
		$55,860
Industrial Equipment - 0.2%
Case New Holland, Inc., Sr. Notes
$110	9.25%, 8/1/11(5)	$116,050
Manitowoc Co., Inc. (The)
29	10.50%, 8/1/12	32,915
Terex Corp.
70	10.375%, 4/1/11	76,300
Thermadyne Holdings Corp., Sr. Sub. Notes
265	9.25%, 2/1/14	246,450
		$471,715
Industrial Gases - 0.0%
Flowserve Corp.
$5	12.25%, 8/15/10	$5,425
		$5,425
Information Technology - 0.0%
Stratus Technologies, Inc., Sr. Notes
$25	10.375%, 12/1/08	$24,375
		$24,375
Leisure Goods / Activities/Movies - 0.1%
Marquee Holdings, Inc., Sr. Disc. Notes
$325	0.00%, 8/15/14	$199,875
True Temper Sports, Inc., Sr. Sub. Notes
25	8.375%, 9/15/11	23,313
Universal City Development Partners, Sr. Notes
150	11.75%, 4/1/10	172,875
Universal City Florida Holding, Sr. Notes
30	8.375%, 5/1/10	31,425
		$427,488

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos - 0.8%
Chukchansi EDA, Sr. Notes
$230	14.50%, 6/15/09(5)	$282,325
Hollywood Casino Shreveport, 1st Mtg. Notes
70	13.00%, 8/1/06(2)	57,400
Host Marriott L.P., Sr. Notes
15	6.375%, 3/15/15(5)	14,925
Inn of the Mountain Gods, Sr. Notes
440	12.00%, 11/15/10	510,400
Majestic Star Casino LLC
240	9.50%, 10/15/10	248,400
Meristar Hospitality Operations/Finance
130	10.50%, 6/15/09	139,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
60	8.00%, 4/1/12	64,500
MTR Gaming Group, Series B
80	9.75%, 4/1/10	87,200
OED Corp. / Diamond Jo
140	8.75%, 4/15/12	131,250
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp.
15	10.75%, 2/1/12	14,625
Seneca Gaming Corp., Sr. Notes
105	7.25%, 5/1/12	109,069
130	7.25%, 5/1/12(5)	135,038
Station Casinos, Inc., Sr. Sub Notes
115	6.875%, 3/1/16(5)	118,738
Trump Entertainment Resorts, Inc.
315	8.50%, 6/1/15	309,094
Waterford Gaming LLC, Sr. Notes
395	8.625%, 9/15/12(5)	419,688
Wynn Las Vegas, LLC
65	6.625%, 12/1/14(5)	63,538
		$2,705,940
Manufacturing - 0.0%
Aearo Co. I, Sr. Sub. Notes
$65	8.25%, 4/15/12	$65,325
		$65,325
Nonferrous Metals / Minerals - 0.1%
Alpha Natural Resources, Sr. Notes
$75	10.00%, 6/1/12(5)	$83,250
General Cable Corp., Sr. Notes
85	9.50%, 11/15/10	91,375
		$174,625

Principal Amount (000's omitted)	Security	Value
Oil and Gas - 1.0%
ANR Pipeline Co.
$70	8.875%, 3/15/10	$77,135
Coastal Corp., Sr. Debs.
130	9.625%, 5/15/12	143,000
Dresser, Inc.
110	9.375%, 4/15/11	116,325
Dynegy Holdings, Inc., Debs.
175	7.625%, 10/15/26	167,563
El Paso Corp.
80	6.95%, 12/15/07	81,300
El Paso Corp., Sr. Notes
105	7.625%, 8/16/07(5)	108,150
El Paso Production Holding Co.
30	7.75%, 6/1/13	32,175
Giant Industries
130	8.00%, 5/15/14	136,175
Hanover Compressor Co., Sr. Sub. Notes
355	0.00%, 3/31/07	314,175
Hanover Equipment Trust, Series B
70	8.75%, 9/1/11	74,725
Northwest Pipeline Corp.
70	8.125%, 3/1/10	76,300
Ocean Rig Norway AS, Sr. Notes
50	8.375%, 7/1/13(5)	50,875
Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	96,263
Petrobras International Finance Co.
30	7.75%, 9/15/14	31,650
Plains E&P Co., Sr. Sub. Notes
115	8.75%, 7/1/12	125,350
Port Arthur Finance Corp.
287	12.50%, 1/15/09	325,178
Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	242,550
Premcor Refining Group, Sr. Sub. Notes
40	7.75%, 2/1/12	43,900
SESI, LLC
95	8.875%, 5/15/11	101,888
Southern Natural Gas
50	8.875%, 3/15/10	55,096
150	8.00%, 3/1/32	171,344
Titan Petrochemicals Group Ltd.
35	8.50%, 3/18/12(5)	32,025
Transmontaigne, Inc., Sr. Sub. Notes
320	9.125%, 6/1/10	334,400

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
United Refining Co., Sr. Notes
$185	10.50%, 8/15/12	$191,013
40	10.50%, 8/15/12(5)	41,300
Williams Cos., Inc. (The)
45	8.75%, 3/15/32	54,281
		$3,224,136
Publishing - 0.8%
Advanstar Communications, Inc.
$185	10.75%, 8/15/10	$203,038
Advanstar Communications, Inc., Variable Rate
1,474	10.768%, 8/15/08	1,581,334
American Media Operations, Inc., Series B
400	10.25%, 5/1/09	402,000
CBD Media, Inc., Sr. Sub. Notes
70	8.625%, 6/1/11	72,450
Dex Media West LLC, Sr. Sub. Notes
182	9.875%, 8/15/13	208,390
Houghton Mifflin Co., Sr. Sub. Notes
190	9.875%, 2/1/13	203,775
		$2,670,987
Radio and Television - 1.9%
CanWest Media, Inc.
$217	8.00%, 9/15/12	$229,805
CanWest Media, Inc., Sr. Sub. Notes
120	10.625%, 5/15/11	131,550
CSC Holdings, Inc., Sr. Notes
130	6.75%, 4/15/12(5)	122,850
CSC Holdings, Inc., Sr. Notes, Series B
25	7.625%, 4/1/11	24,813
CSC Holdings, Inc., Sr. Sub. Notes
85	10.50%, 5/15/16	91,800
Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
1,500	9.314%, 6/15/12(5)	1,533,750
Fisher Communications, Inc., Sr. Notes
20	8.625%, 9/15/14	21,325
Insight Communications, Sr. Disc. Notes
525	12.25%, 2/15/11	528,938
Kabel Deutschland GMBH
345	10.625%, 7/1/14(5)	376,050
LBI Media, Inc., Sr. Disc. Notes
80	11.00%, 10/15/13	59,700

Principal Amount (000's omitted)	Security	Value
Radio and Television (continued)
Muzak LLC/Muzak Finance, Sr. Notes
$20	10.00%, 2/15/09	$16,700
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
230	11.375%, 4/1/13	173,938
Nextmedia Operating, Inc.
120	10.75%, 7/1/11	130,950
Paxson Communications Corp.
60	10.75%, 7/15/08	59,400
65	12.25%, 1/15/09	61,100
Paxson Communications Corp., Variable Rate
2,000	5.891%, 1/15/10(5)	2,000,000
Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12(5)	109,750
Rainbow National Services, LLC, Sr. Sub. Debs.
380	10.375%, 9/1/14(5)	438,900
Sinclair Broadcast Group, Inc., Convertible Bond
35	4.875%, 7/15/18	31,938
		$6,143,257
Rail Industries - 0.0%
Progress Rail Services Corp./Progress Metal Reclamation Co., Sr. Notes
$65	7.75%, 4/1/12(5)	$66,138
		$66,138
Retailers (Except Food and Drug) - 0.0%
Jostens Holding Corp., Sr. Disc. Notes
$45	10.25%, 12/1/13	$31,950
		$31,950
Semiconductors - 0.2%
Advanced Micro Devices, Inc., Sr. Notes
$290	7.75%, 11/1/12	$287,100
Amkor Technologies, Inc.
35	5.75%, 6/1/06	33,075
Amkor Technologies, Inc., Sr. Notes
30	7.125%, 3/15/11	26,100
445	7.75%, 5/15/13	384,925
		$731,200

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Steel - 0.1%
Chaparral Steel Co., Sr. Notes
$85	10.00%, 7/15/13(5)	$85,850
Ispat Inland ULC, Sr. Notes
127	9.75%, 4/1/14	148,590
		$234,440
Surface Transport - 0.1%
Horizon Lines, LLC
$150	9.00%, 11/1/12(5)	$157,875
OMI Corp., Sr. Notes
45	7.625%, 12/1/13	45,056
Quality Distribution LLC/QD Capital Corp.
35	9.00%, 11/15/10	32,375
TFM SA de C.V., Sr. Notes
45	12.50%, 6/15/12	52,875
		$288,181
Telecommunications - 2.5%
AirGate PCS, Inc., Variable Rate
$60	6.891%, 10/15/11	$61,650
Alamosa Delaware, Inc., Sr. Disc. Notes
90	12.00%, 7/31/09	99,675
Alamosa Delaware, Inc., Sr. Notes
280	11.00%, 7/31/10	315,350
American Tower Corp., Sr. Notes
35	9.375%, 2/1/09	36,881
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
320	10.125%, 6/15/13	363,200
Inmarsat Finance PLC
235	7.625%, 6/30/12	249,100
Intelsat Bermuda Ltd., Sr. Notes
360	8.25%, 1/15/13(5)	373,500
Intelsat Ltd., Sr. Notes
345	5.25%, 11/1/08	324,300
IWO Escrow Co., Sr. Disc. Notes
110	0.00%, 1/15/15(5)	72,600
LCI International, Inc., Sr. Notes
175	7.25%, 6/15/07	170,625
New Skies Satellites NV, Sr. Notes, Variable Rate
110	8.539%, 11/1/11(5)	112,750
New Skies Satellites NV, Sr. Sub. Notes
170	9.125%, 11/1/12(5)	169,575
Nextel Communications, Inc., Sr. Notes
10	7.375%, 8/1/15	10,850

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Nortel Networks Ltd.
$305	4.25%, 9/1/08	$285,938
Qwest Capital Funding, Inc.
220	7.75%, 8/15/06	226,050
100	6.375%, 7/15/08	98,250
55	7.90%, 8/15/10	55,000
Qwest Communications International, Inc.
60	7.25%, 2/15/11	58,350
Qwest Communications International, Inc., Sr. Notes
620	7.50%, 2/15/14(5)	589,775
Qwest Corp., Sr. Notes
145	7.625%, 6/15/15(5)	148,806
Qwest Corp., Sr. Notes, Variable Rate
475	6.671%, 6/15/13(5)	488,656
Qwest Services Corp.
238	13.50%, 12/15/10	276,080
Rogers Wireless, Inc.
330	7.50%, 3/15/15	360,525
Rogers Wireless, Inc., Sr. Sub. Notes
90	8.00%, 12/15/12	97,425
Rogers Wireless, Inc., Variable Rate
790	6.535%, 12/15/10	827,525
Rural Cellular Corp., Variable Rate
1,500	7.51%, 3/15/10	1,552,500
SBA Telecommunications, Sr. Disc. Notes
70	9.75%, 12/15/11	64,750
UbiquiTel Operating Co., Sr. Notes
215	9.875%, 3/1/11	237,038
Western Wireless Corp., Sr. Notes
170	9.25%, 7/15/13	194,438
		$7,921,162
Utilities - 0.3%
AES Corp., Sr. Notes
$15	9.375%, 9/15/10	$17,063
15	8.75%, 5/15/13(5)	16,838
15	9.00%, 5/15/15(5)	16,913
Calpine Corp., Sr. Notes
190	8.25%, 8/15/05	189,763
40	7.625%, 4/15/06	37,700
Mission Energy Holding Co.
115	13.50%, 7/15/08	137,138
NRG Energy, Inc., Sr. Notes
101	8.00%, 12/15/13(5)	107,060

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Utilities (continued)
Orion Power Holdings, Inc., Sr. Notes
$380	12.00%, 5/1/10	$456,950
Reliant Energy, Inc.
35	9.25%, 7/15/10	38,325
90	6.75%, 12/15/14	88,425
		$1,106,175
	Total Corporate Bonds & Notes (identified cost, $51,190,351)	$52,563,497
Common Stocks - 0.4%
Shares	Security	Value
1,152	Crown Castle International Corp.(6)	$23,386
3,583	Crown Castle International Corp., (PIK)	172,880
2,992	Environmental Systems Products(4)(6)(7)	73,693
10,443	Hayes Lemmerz International(6)	74,667
8	Knowledge Universe, Inc.(4)(7)	13,285
24,880	Maxim Crane Works, L.P.(6)	528,700
295,000	Trump Atlantic City(4)	10,571
18,432	Trump Entertainment Resorts, Inc.	248,832
	Total Common Stocks (identified cost, $963,731)	$1,146,014
Preferred Stocks - 0.1%
Shares	Security	Value
35	Hayes Lemmerz International, Series A(4)(6)(7)	$1,081
15	Key Plastics, LLC, Series A(4)(6)(7)	14,926
1,790	Williams Cos., Inc. (The)(5)	163,338
	Total Preferred Stocks (identified cost, $107,406)	$179,345
Warrants - 0.0%
Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08(6)	$62,236
105	Mueller Holdings, Inc., Exp. 4/15/14(6)	36,776
	Total Warrants (identified cost, $14,075)	$99,012

Closed-End Investment Companies - 2.0%
Shares	Security	Value
90,000	ING Prime Rate Trust	$633,600
725,000	Van Kampen Senior Income Trust	5,887,000
	Total Closed-End Investment Companies (identified cost, $6,291,972)	$6,520,600
Short-Term Investments - 3.4%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$8,927,000	07/01/05	General Electric Capital Corp., Commercial Paper	3.38%	$8,927,000
2,000,000	07/01/05	Investors Bank and Trust Company Time Deposit	3.40%	2,000,000

Total Short-Term Investments (at amortized cost, $10,927,000)	$10,927,000
Total Investments - 169.6% (identified cost, $537,217,977)	$541,629,717
Less Unfunded Loan Commitments - (1.4)%	$(4,358,516)
Net Investments - 168.2% (identified cost, $532,859,461)	$537,271,201
Other Assets, Less Liabilities - (33.7)%	$(107,826,218)
Auction Preferred Shares Plus Cumulative Unpaid Dividends - (34.5)%	$(110,040,562)
Net Assets Applicable to Common Shares- 100.0%	$319,404,421

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)  Unfunded loan commitments. See Note 1E for description.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $14,205,595 or 4.4% of the net assets.

(6)  Non-income producing security.

(7)  Restricted security.

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $532,859,461)	$537,271,201
Cash	7,177,918
Receivable for investments sold	159,426
Receivable for open swap contracts	35,765
Dividends and interest receivable	3,181,068
Cash collateral segregated for credit default swaps	2,900,000
Prepaid expenses	60,260
Total assets	$550,785,638
Liabilities
Demand note payable	$120,000,000
Payable for investments purchased	872,250
Payable to affiliate for Trustees' fees	3,551
Accrued expenses:
Interest	355,552
Operating expenses	109,302
Total liabilities	$121,340,655
Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	110,040,562
Net assets applicable to common shares	$319,404,421
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 36,466,497 shares issued and outstanding	$364,665
Additional paid-in capital	361,402,807
Accumulated net realized loss (computed on the basis of identified cost)	(48,444,305)
Accumulated undistributed net investment income	1,663,124
Net unrealized appreciation (computed on the basis of identified cost)	4,418,130
Net assets applicable to common shares	$319,404,421
Net Asset Value Per Common Share
($319,404,421 ÷ 36,466,497 common shares issued and outstanding)	$8.76

Statement of Operations

For the Year Ended
June 30, 2005

Investment Income
Interest	$29,197,563
Dividends	370,120
Miscellaneous	112,876
Total investment income	$29,680,559
Expenses
Investment adviser fee	$4,684,516
Administration fee	1,377,799
Trustees' fees and expenses	13,217
Interest	3,249,517
Preferred shares remarketing agent fee	278,376
Custodian fee	216,186
Legal and accounting services	191,792
Printing and postage	117,850
Transfer and dividend disbursing agent fees	72,067
Registration fees	29,682
Miscellaneous	59,073
Total expenses	$10,290,075
Deduct - Reduction of custodian fee	$2,573
Total expense reductions	$2,573
Net expenses	$10,287,502
Net investment income	$19,393,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$2,295,049
Swap contracts	73,659
Net realized gain	$2,368,708
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(3,340,328)
Swap contracts	13,819
Net change in unrealized appreciation (depreciation)	$(3,326,509)
Net realized and unrealized loss	$(957,801)
Distributions to preferred shareholders from income	$(2,493,643)
Net increase in net assets from operations	$15,941,613

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended June 30, 2005	Year Ended June 30, 2004
From operations - Net investment income	$19,393,057	$16,942,537
Net realized gain (loss) from investment transactions and swap contracts	2,368,708	(2,647,257)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(3,326,509)	12,995,207
Distributions to preferred shareholders from net investment income	(2,493,643)	(1,257,174)
Net increase in net assets from operations	$15,941,613	$26,033,313
Distributions to common shareholders - From net investment income	$(16,603,282)	$(16,135,456)
Total distributions to common shareholders	$(16,603,282)	$(16,135,456)
Capital share transactions - Reinvestment of distributions to common shareholders	$1,274,320	$2,455,462
Net increase in net assets from capital share transactions	$1,274,320	$2,455,462
Net increase in net assets	$612,651	$12,353,319
Net Assets Applicable to Common Shares
At beginning of year	$318,791,770	$306,438,451
At end of year	$319,404,421	$318,791,770
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$1,663,124	$1,295,331

Statement of Cash Flows

Increase (Decrease) in Cash	Year Ended June 30, 2005
Cash Flows From (Used For) Operating Activities - Purchases of loan interests and corporate bonds	$(385,374,086)
Proceeds from sales and principal repayments	376,300,063
Interest and dividends received	29,366,937
Payable to affiliate	(325,284)
Miscellaneous income received	(4,158)
Interest paid	(3,043,329)
Prepaid expenses	13,671
Operating expenses paid	(7,002,218)
Swap contract transactions	25,285
Decrease in notional value of credit default swaps	1,000,000
Increase in unfunded commitments	4,340,608
Net increase in short-term investments	2,517,000
Net cash from operating activities	$17,814,489
Cash Flows From (Used For) Financing Activities - Cash distributions paid (excluding reinvestments of $1,274,320)	(17,795,557)
Net cash used for financing activities	$(17,795,557)
Net increase in cash	$18,932
Cash at beginning of year	$7,158,986
Cash at end of year	$7,177,918
Reconciliation of Net Increase in Net Assets From Operations to Net Cash Used for Operating Activities
Net increase in net assets from operations	$15,941,613
Distributions to preferred shareholders	2,493,643
Decrease in receivable for investments sold	149,770
Increase in swap contract transactions	(11,166)
Decrease in cash collateral segregated for credit default swaps	1,000,000
Increase in dividends and interest receivable	(662,328)
Decrease in prepaid expenses	13,671
Decrease in miscellaneous liability	(117,034)
Decrease in payable to affiliate	(376,997)
Increase in accrued expenses	242,866
Decrease payable for investments purchased	(1,721,163)
Net decrease in investments	861,614
Net cash from operating activities	$17,814,489

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Year Ended June 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of year (Common shares)	$8.780	$8.500	$8.420	$8.860	$9.810
Income (loss) from operations
Net investment income	$0.533	$0.468	$0.569	$0.687	$0.872
Net realized and unrealized gain (loss)	(0.029)	0.293	0.079	(0.420)	(0.908)
Distribution to preferred shareholders from net investment income	(0.068)	(0.035)	(0.045)	(0.076)	-
Total income (loss) from operations	$0.436	$0.726	$0.603	$0.191	$(0.036)
Less distributions to common shareholders
From net investment income	$(0.456)	$(0.446)	$(0.523)	$(0.631)	$(0.882)
Total distributions to common shareholders	$(0.456)	$(0.446)	$(0.523)	$(0.631)	$(0.882)
Offering costs charged to paid-in capital	$-	$-	$-	$-	$(0.001)
Preferred Shares underwriting discounts	$-	$-	$-	$-	$(0.031)
Net asset value - End of year (Common shares)	$8.760	$8.780	$8.500	$8.420	$8.860
Market value - End of year (Common shares)	$8.040	$9.460	$8.920	$7.760	$8.940
Total Investment Return on Net Asset Value(3)	5.16%	8.65%	8.04%	2.92%	(0.72)%
Total Investment Return on Market Value(3)	(10.42)%	11.59%	23.03%	(6.18)%	5.65%

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Year Ended June 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$319,404	$318,792	$306,438	$302,759	$317,597
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(4)	2.20%	2.17%	2.22%	2.28%	1.89%
Net expenses after custodian fee reduction(4)	2.20%	2.17%	2.22%	2.28%	1.89%
Interest expense	1.02%	0.54%	0.72%	0.85%	2.50%
Total exepenses(4)	3.22%	2.71%	2.94%	3.13%	4.39%
Net investment income(4)	6.06%	5.41%	6.92%	8.01%	9.37%
Portfolio Turnover	72%	82%	56%	69%	37%
† The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares since the initial offering of preferred share are as follows:
Ratios (As a percentage of average total net assets):
Net expenses	1.64%	1.61%	1.62%	1.68%	1.88%
Net expenses after custodian fee reduction	1.64%	1.61%	1.62%	1.68%	1.88%
Interest expense	0.76%	0.40%	0.52%	0.63%	2.50%
Total expenses	2.40%	2.01%	2.14%	2.31%	4.38%
Net investment income	4.51%	4.00%	5.05%	5.90%	9.33%
Senior Securities:
Total preferred shares outstanding	4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(5)	$97,601	$97,456	$94,649	$93,814	$97,192
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets attributable to common shares by less than 0.01%. Per share data and ratios for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leverage capital structure from the issuance of preferred shares.

(5)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and options thereon are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made

Eaton Vance Senior Income Trust as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment as to the value of foreign equity securities.

B  Income - Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2005, the Trust, for federal income tax purposes, had a capital loss carryover of $48,441,238, which will expire on June 30, 2009 ($490,673), June 30, 2010 ($27,557,475), June 30, 2011 ($13,711,847) and June 30, 2012 ($6,681,243). These amounts will reduce the Trust's taxable income arising from future net realized gain on investments, if any , to the extent permitted by the Internal Revenue Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

D  Credit Default Swaps - The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is a buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

E  Unfunded Loan Commitments - The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses in the statement of operations.

G  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties of the Trust and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Other - Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

2  Auction Preferred Shares (APS)

The Trust issued 2,200 shares of APS Series A and 2,200 shares of APS Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid in capital. Dividends on the APS, which accrue daily, are paid cumulatively at a rate which was established at the offering

Eaton Vance Senior Income Trust as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 0.85% to 3.40% for Series A and 1.22% to 3.30% for Series B, during the year ended June 30, 2005. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distributions to Shareholders

The Trust intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on June 30, 2005 was 2.95% and 2.949%, for Series A and Series B shares, respectively. For the year ended June 30, 2005, the Trust paid dividends to APS shareholders amounting to $1,248,582 and $1,245,061 for Series A and Series B shares, respectively, representing an average APS dividend rate for such period of 2.24.% and 2.24%, respectively.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the differences between book and tax accounting for swaps.

The tax character of distributions paid for the years ended June 30, 2005 and June 30, 2004 were as follows:

	Year Ended June 30,
	2005	2004
Distributions declared from:
Ordinary income	$19,096,925	$17,392,630

During the year ended June 30, 2005, accumulated undistributed net investment income was increased by $71,661 and accumulated net realized loss was increased by $71,661 due to differences between book and tax accounting for investment transactions. This change had no effect on net assets or net asset value per share.

At June 30, 2005, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed income	$1,663,124
Unrealized gain	$4,415,063
Capital loss carryforwards	$(48,441,238)

4  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Year Ended June 30,
	2005	2004
Issued to shareholders electing to receive payments of distributions in Fund shares	143,404	279,215
Net increase	143,404	279,215

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the year ended June 30, 2005, the fee was equivalent to 0.85% of the Trust's average weekly gross

Eaton Vance Senior Income Trust as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

assets and amounted to $4,684,516. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the year ended June 30, 2005, the fee was equivalent to 0.25% of the Trust's average weekly gross assets for such period and amounted to $1,377,799.

Certain officers and Trustees of the Trust are officers of the above organization.

6  Investment Transactions

The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans, corporate bonds and equities aggregated $383,653,148 and $376,150,293, respectively, for the year ended June 30, 2005.

7  Short-Term Debt and Credit Agreements

The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $120 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes commercial paper program fees of approximately $364,000 and a commitment fee of approximately $182,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no significant borrowings under this agreement during the period. As of June 30, 2005, the Trust had commercial paper outstanding of $120,000,000, at an interest rate of 3.14% and is reflected in the demand note payable on the Statement of Assets and Liabilities. Maximum and average borrowings for the year ended June 30, 2005 were $120,000,000 and $120,000,000, respectively, and the average interest rate was 2.14%.

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, interest rate swaps, and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2005 is as follows:

Credit Default Swaps
Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$1,400,000	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/6/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).	$23,692
$1,500,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(17,302)

At June 30, 2005, the Trust had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

Eaton Vance Senior Income Trust as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$532,862,528
Gross unrealized appreciation	$6,234,047
Gross unrealized depreciation	(1,825,374)
Net unrealized appreciation	$4,408,673

Unrealized appreciation on swap contracts was $6,390.

10 Restricted Securities

At June 30, 2005, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$73,693
Knowledge Universe, Inc.	5/14/03	8	8,000	13,285
			$8,000	$86,978
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$1,081
Key Plastics, LLC, Series A	4/26/01	15	15,231	14,926
			$16,981	$16,007
			$24,981	$102,985

Eaton Vance Senior Income Trust as of June 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Eaton Vance Senior Income Trust

We have audited the accompanying statement of assets and liabilities of Senior Income Trust (the Trust), including the portfolio of investments as of June 30, 2005, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and Senior Loans owned as of June 30, 2005 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Eaton Vance Senior Income Trust as of June 30, 2005, the results of its operations and its cashflows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 17, 2005

Eaton Vance Senior Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-800-331-1710.

Eaton Vance Senior Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

Eaton Vance Senior Income Trust
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2005, our records indicate that there were 258 registered shareholders for and approximately 13,930 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange Symbol is EVF

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Senior Income Trust (the "Fund") and the investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Fund.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to the Fund's investment performance (including on a risk-adjusted basis), the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of the advisory fees paid by the Fund and the Fund's expense ratio, the Special Committee noted the benefits that have accrued to shareholders as a result of the financial resources committed by Eaton Vance in structuring the Fund at the time of its initial public offering and concluded that the fees paid by the Fund and the Fund's expense ratio are reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management and administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to the Fund, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Senior Income Trust

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Senior Income Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs.  The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)
James B. Hawkes 11/9/41	Trustee and President	Until 2005. 3 years.Trustee since 1998	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 157 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	157	Director of EVC

Noninterested Trustee(s)
Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Until 2006. 3 years. Trustee since 1998, and Chairman since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications and services company) (since 2002).	157	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Until 2007. 3 years. Trustee since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	157	None

Ronald A. Pearlman 7/10/40	Trustee	Until 2005. 3 years. Trustee since 2003	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner, Covington & Burling, Washington, D.C. (1991-2000).	157	None

Norton H. Reamer 9/21/35	Trustee	Until 2006. 3 years. Trustee since 1998	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	157	None

Lynn A. Stout 9/14/57	Trustee	Until 2007. 3 years. Trustee since 1999	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	157	None

Eaton Vance Senior Income Trust

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Scott H. Page 11/30/59	Vice President	Since 1998	Vice President of EVM and BMR. Officer of 13 registered investment companies managed by EVM or BMR.

John P. Redding 3/21/63	Vice President	Since 2001	Vice President of EVM and BMR. Officer of 1 registered investment company managed by EVM or BMR.

Payson F. Swaffield 8/13/56	Vice President	Since 1998	Vice President of EVM and BMR. Officer of 13 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	Vice President	Since 1998	Vice President of EVM and BMR. Officer of 8 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1998	Vice President. Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 157 registered investment companies managed by EVM or BMR.

James L. O'Connor 4/1/45	Treasurer	Since 1998	Vice President of BMR, EVM and EVD. Officer of 121 investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 157 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on October 16, 2004.

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Investment Adviser and Administrator of Eaton Vance Senior Income Trust
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 43027

Providence, RI 02940-3027

1-800-262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Senior Income Trust

The Eaton Vance Building

255 State Street

Boston, MA 02109

171-8/05  SITSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended June 30, 2004 and June 30, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such period.

Fiscal Year Ended	6/30/04	6/30/05

Audit Fees	$87,179	$86,935

Audit-Related Fees(1)	21,218	3,640

Tax Fees(2)	6,100	6,410

All Other Fees(3)	0	0

Total	$114,497	$96,985

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval

Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant’s last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant’s last two fiscal years.

Fiscal Year Ended	6/30/04	6/30/05

Registrant	$27,318	$10,050

Eaton Vance(1)	$306,384	$305,643

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended.  Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park, and Lynn A. Stout are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	August 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer

Date:	August 17, 2005

By:	/s/James B. Hawkes
James B. Hawkes
President

Date: August 17, 2005